Note 7 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2018	2017
Equipment	8,677	7,588
Furniture, fixture, and fittings and other	4,064	3,766
Total gross value	12,742	11,354
Less: accumulated depreciation and amortization	(8,534)	(7,672)
Total	4,208	3,682